BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated April 30, 2015 to the Prospectus of the Fund, dated December 29, 2014

Effective May 1, 2015, BlackRock Advisors, LLC, the Fund’s investment advisor (“BlackRock”), has agreed to reduce certain expenses of the Fund, as described further below. BlackRock has agreed to: (i) reduce its management fee; and (ii) replace the current expense cap on total annual fund operating expenses with an expense cap on miscellaneous other expenses of the Fund. Accordingly, the Fund’s prospectus is amended as follows:

Effective May 1, 2015, the section of the Fund’s prospectus entitled “Fund Overview—Key Facts About BlackRock Multi-Manager Alternative Strategies Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4] Dividend Expense/Stock Loan Fees Miscellaneous Other Expenses of the Fund[5] Other Expenses of the Subsidiary[6]	0.83 0.33% 0.50% —%	0.83% 0.33% 0.50% —	0.78% 0.33% 0.45% —
Acquired Fund Fees and Expenses[7]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	3.27%	4.02%	2.97%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.70)%	(0.70)%	(0.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.57%	3.32%	2.32%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”) until January 1, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 58, BlackRock has contractually agreed to waive and/or reimburse fees to limit “Miscellaneous Other Expenses of the Fund” (excluding extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) to 0.16% on Investor A, Investor C and Institutional shares until January 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	The Other Expenses of BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. (the “Subsidiary”) are estimated to be less than 0.01% for the most recent fiscal year.
[7]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$771	$1,417	$2,086	$3,860
Investor C Shares	$435	$1,160	$2,002	$4,180
Institutional Shares	$235	$857	$1,505	$3,244
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$335	$1,160	$2,002	$4,180

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period August 7, 2014 (commencement of operations) through August 31, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.